JPMorgan High Yield Fund Average Annual Total Returns - R2 R3 R4 R5 R6 Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BLOOMBERG U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%	(0.33%)	1.35%
ICE BOFA US HIGH YIELD CONSTRAINED INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.20%	4.05%	5.09%
BLOOMBERG U.S. CORPORATE HIGH YIELD - 2% ISSUER CAPPED INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.19%	4.20%	5.16%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent		7.91%	3.02%	3.72%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent		8.25%	3.28%	3.97%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent		8.36%	3.54%	4.23%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent		8.49%	3.71%	4.38%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		8.62%	3.80%	4.46%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.42%	1.29%	1.93%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.03%	1.78%	2.25%

[1]	As a result of new regulatory requirements, the Fund’s regulatory index has changed from the ICE BofA US High Yield Constrained Index to the Bloomberg U.S. Aggregate Index.